Business segment information - Schedule of certain information regarding the bank's operations by segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Reporting Segment [Line Items]
Interest income	$ 140,883	$ 180,973	$ 273,682
Interest expense	(54,101)	(88,523)	(164,167)
Inter-segment net interest income	0	0	0
Net interest income	86,782	92,450	109,515
Other income (expense), net	17,424	6,707	17,142
Total revenues	104,206	99,157	126,657
Provision for credit losses	(2,328)	1,464	(430)
Gain (loss) on non-financial assets, net	742	296	500
Operating expenses	(39,923)	(37,324)	(40,674)
Segment profit (loss)	62,697	63,593	86,053
Segment assets	8,038,111	6,288,898	7,249,666
Total liabilities	7,046,321	5,250,978	6,233,499
Reportable segments
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	62,697	63,593	86,053
Segment assets	8,029,693	6,282,090	7,240,835
Total liabilities	7,031,960	5,232,264	6,216,350
Commercial
Disclosure of Reporting Segment [Line Items]
Interest income	129,758	172,548	253,462
Interest expense	(648)	(690)	(730)
Inter-segment net interest income	(45,318)	(83,937)	(144,334)
Net interest income	83,792	87,921	108,398
Other income (expense), net	19,188	8,597	15,577
Total revenues	102,980	96,518	123,975
Provision for credit losses	(1,050)	1,889	(744)
Gain (loss) on non-financial assets, net	742	296	500
Operating expenses	(30,751)	(28,021)	(31,183)
Commercial | Reportable segments
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	71,921	70,682	92,548
Segment assets	5,931,201	4,989,009	5,967,157
Total liabilities	219,505	92,309	134,657
Treasury
Disclosure of Reporting Segment [Line Items]
Interest income	11,125	8,425	20,220
Interest expense	(53,453)	(87,833)	(163,437)
Inter-segment net interest income	45,318	83,937	144,334
Net interest income	2,990	4,529	1,117
Other income (expense), net	(1,764)	(1,890)	1,565
Total revenues	1,226	2,639	2,682
Provision for credit losses	(1,278)	(425)	314
Gain (loss) on non-financial assets, net	0	0	0
Operating expenses	(9,172)	(9,303)	(9,491)
Treasury | Reportable segments
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	(9,224)	(7,089)	(6,495)
Segment assets	2,098,492	1,293,081	1,273,678
Total liabilities	$ 6,812,455	$ 5,139,955	$ 6,081,693